SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Goodwill balance			¥ 54,427	¥ 54,427	¥ 121,805
Goodwill, additions					40,029
Impairment loss of goodwill					(107,407)
Goodwill balance	¥ 121,805	$ 7,457	54,427	54,427	54,427
Guohebing [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance			54,427	54,427	64,534
Goodwill, additions
Impairment loss of goodwill					(10,107)
Goodwill balance	64,534		54,427	54,427	54,427
Zhuge Inc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance					57,271
Goodwill, additions	104,674
Impairment loss of goodwill					(57,271)
Goodwill balance	57,271
Molun SAAS [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill balance
Goodwill, additions					40,029
Impairment loss of goodwill					(40,029)
Goodwill balance